Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
Summarized quarterly financial data

Summarized quarterly financial data for 2015 and 2014 is as follows (dollars in thousands):

	2015 Quarter
	First	Second	Third	Fourth
Net revenues	$58,830	$79,389	$153,827	$225,720
Expenses	63,832	84,026	148,302	209,374
Equity earnings (losses) from unconsolidated entities	(6)	171	(5)	(6)
Income (loss) before income taxes	(5,008)	(4,466)	5,520	16,340
Less: income tax expense	—	—	—	(436)
Less: net income attributable to non-controlling interests	—	—	—	—
Net income (loss) attributable to AV Homes	$(5,008)	$(4,466)	$5,520	$15,904
Earnings (loss) per share: (1)
Basic	$(0.23)	$(0.20)	$0.25	$0.72
Diluted	$(0.23)	$(0.20)	$0.25	$0.65

	2014 Quarter
	First	Second	Third	Fourth
Net revenues	$43,865	$51,447	$86,641	$103,960
Expenses	45,499	53,694	85,958	102,349
Equity earnings (losses) from unconsolidated entities	1	(6)	(5)	(6)
Income (loss) before income taxes	(1,633)	(2,253)	678	1,605
Less: net income attributable to non-controlling interests	293	36	—	—
Net income (loss) attributable to AV Homes	$(1,926)	$(2,289)	$678	$1,605
Earnings (loss) per share: (1)
Basic and diluted	$(0.09)	$(0.10)	$0.03	$0.07
(1)

Quarterly and year-to-date computations of per share amounts are made independently.  Therefore, the sum of per share amounts for the quarters may not be consistent with the per share amounts for the year.